LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Debentures (Details)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Transaction cost	R$ 1,082,000	R$ 1,376,000
5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Issued	200,000
Outstanding	200,000
Issue value	R$ 2,000,000